Carrying Amount and Accumulated Amortization of Core Deposit Intangible Asset (Detail) (Core deposits, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Core deposits
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, Core deposits	$ 812
Accumulated amortization, Core deposits	$ 746	$ 626